ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 77.8%	Shares	Value
Communications - 1.3%
Cable & Satellite - 1.3%
Altice USA, Inc. - Class A (a)	9,000	$ 26,730
Comcast Corporation - Class A	600	25,710
		52,440
Consumer Discretionary - 8.9%
E-Commerce Discretionary - 5.3%
Alibaba Group Holding Ltd. - ADR	1,500	111,045
Coupang, Inc. (a)	5,500	101,860
		212,905
Leisure Facilities & Services - 2.2%
Domino's Pizza, Inc.	200	89,670

Retail - Discretionary - 1.4%
Hertz Global Holdings, Inc. (a)	7,300	57,305

Consumer Staples - 4.9%
Retail - Consumer Staples - 2.3%
Walgreens Boots Alliance, Inc.	4,400	93,544

Wholesale - Consumer Staples - 2.6%
Sysco Corporation	1,300	105,261

Financials - 33.0%
Banking - 5.5%
Citigroup, Inc.	2,200	122,078
Citizens Financial Group, Inc.	3,200	100,448
		222,526
Broker-Dealers - 8.5%
Charles Schwab Corporation (The)	2,700	180,306
XP, Inc. - Class A	7,015	165,835
		346,141
Insurance - 19.0%
Aflac, Inc.	2,700	217,998
Equitable Holdings, Inc.	5,200	178,048

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.8% (Continued)	Shares	Value
Financials - 33.0% (Continued)
Insurance - 19.0% (Continued)
Jackson Financial, Inc. - Class A	6,800	$ 374,340
		770,386
Health Care - 12.2%
Biotech & Pharma - 4.8%
Bayer AG - ADR	5,250	39,847
Viatris, Inc.	12,435	153,821
		193,668
Health Care Facilities & Services - 5.0%
Cigna Group (The)	600	201,684

Medical Equipment & Devices - 2.4%
Medtronic plc	1,200	100,032

Materials - 7.9%
Containers & Packaging - 7.1%
Berry Global Group, Inc.	2,300	133,883
O-I Glass, Inc. (a)	9,200	155,664
		289,547
Metals & Mining - 0.8%
Barrick Gold Corporation	2,100	30,786

Technology - 5.2%
Technology & Electronics - 1.4%
Corning, Inc.	1,800	58,032

Technology Services - 3.8%
Nuvei Corporation	5,800	153,352

Utilities - 4.4%
Electric Utilities - 4.4%
PG&E Corporation	10,600	176,914

Total Common Stocks (Cost $2,623,297)		$ 3,154,193

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 3.1%			Shares	Value
Financials - 3.1%
Banking - 3.1%
Itau Unibanco Holding S.A. - ADR (Cost $87,848)			18,300	$ 124,806

PURCHASED OPTION CONTRACTS - 2.5%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 2.5%
Altice USA, Inc. - Class A, 01/17/25	$ 2 .00	25	$ 7,425	$ 4,250
Coupang, Inc., 06/21/24	17 .50	20	37,040	4,400
Coupang, Inc., 01/17/25	15 .00	20	37,040	10,920
Hertz Global Holdings, Inc., 06/21/24	12 .50	10	7,850	170
Hertz Global Holdings, Inc., 06/21/24	15 .00	5	3,925	40
Hertz Global Holdings, Inc., 06/21/24	17 .50	20	15,700	140
Nuvei Corporation, 03/15/24	17 .50	10	26,440	9,650
Nuvei Corporation, 06/21/24	15 .00	25	66,100	31,500
O-I Glass, Inc., 05/17/24	14 .00	20	33,840	6,800
O-I Glass, Inc., 05/17/24	16 .00	20	33,840	3,900
Viatris, Inc., 01/17/25	12 .00	90	111,330	14,625
Walgreens Boots Alliance, Inc., 07/19/24	27 .50	10	21,260	460
Walgreens Boots Alliance, Inc., 01/17/25	22 .50	30	63,780	8,145
Walgreens Boots Alliance, Inc., 01/17/25	25 .00	10	21,260	1,870
XP, Inc. - Class A, 05/17/24	20 .00	10	23,640	4,900
Total Purchased Option Contracts (Cost $66,847)			$ 510,470	$ 101,770

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 16.3%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 4.96% (b) (Cost $662,387)	662,387	$ 662,387

Investments at Value - 99.7% (Cost $3,440,379)		$ 4,043,156

Other Assets in Excess of Liabilities - 0.3%		11,246

Net Assets - 100.0%		$ 4,054,402

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2024.
*	Each option contract has a multiplier of 100 shares.

ADR - American Depository Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Société anonyme